Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted loss per common share - USD ($)	3 Months Ended		6 Months Ended		8 Months Ended	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2021
Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted loss per common share [Line Items]
Net income (loss)	$ (132,253)	$ 1,857,430	$ (509,225)	$ 3,139,918	$ (1,784,919)	$ 4,647,886
Less: Income (loss) attributable to common stock subject to possible redemption
Net income (loss) available to common shares					$ (1,784,919)	$ 4,647,886
Class A Common Stock [Member]
Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted loss per common share [Line Items]
Basic weighted average number of common shares (in Shares)	18,336,854	20,757,500	19,547,177	20,757,500	25,757,500	25,757,500
Basic income (loss) available to shares (in Dollars per share)					$ (0.07)	$ 0.18
Class B Common Stock [Member]
Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted loss per common share [Line Items]
Basic weighted average number of common shares (in Shares)	5,031,250	5,031,250	5,031,250	5,031,250	5,031,250	5,031,250
Basic income (loss) available to shares (in Dollars per share)					$ (0.07)	$ 0.18